SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS
Expenses from share based payment arrangements
Figures in million - SA rand	Notes	2019	2018	2017
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)	6.1	(194.4)	(139.2)	(9.0)
Performance shares		(194.4)	(139.2)	(9.0)
Sibanye Gold Limited 2013 Share Plan (equity-settled scheme)	6.1	(95.9)	(142.5)	(208.4)
Performance shares		(95.9)	(142.5)	(186.3)
Bonus shares		-	-	(22.1)
Sibanye Gold Limited Phantom Share Scheme		-	-	(11.2)
Stillwater (cash-settled scheme)		(8.9)	(14.5)	(3.3)
DRDGOLD (cash-settled scheme)[1]		(64.1)	(3.2)	-
Total share-based payment expense		(363.3)	(299.4)	(231.9)

[1] The DRDGOLD share-based payment expense represents a cash-settled long-term incentive scheme in which phantom shares were issued. The increase in expense relates mainly to the remeasurement of the cash-settled liability over the vesting period and an increase in the seven day volume weighted average price of the DRDGOLD share price

Disclosure of information about key management personnel [text block]

The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2018 paid in 2019	Accrual of Bonus Share awards and Performance Share proceeds	Pension scheme total contributions	Expense allowance and other benefits	2019	2018
Executive directors
Neal Froneman[1]	12,521	10,482	6,989	912	1,013	31,917	35,760
Charl Keyter	6,295	4,994	3,329	899	507	16,024	17,697
Prescribed officers
Chris Bateman[2]	8,919	4,481	2,988	318	8,583	25,289	16,885
Shadwick Bessit	4,186	3,252	2,168	739	250	10,595	688
Hartley Dikgale	3,721	2,235	1,490	260	192	7,898	8,761
Dawie Mostert	3,833	2,808	1,872	523	248	9,284	10,112
Themba Nkosi	3,797	2,424	1,616	280	-	8,117	7,265
Wayne Robinson	4,511	2,940	1,960	366	267	10,044	10,925
Richard Stewart	3,947	2,828	1,885	438	330	9,428	12,986
Robert van Niekerk	5,083	4,567	3,045	565	287	13,547	13,508
Total	56,813	41,011	27,342	5,300	11,677	142,143	134,587

[1] Entered into a dual service contract with effect 1 May 2018. Remuneration paid in US dollars was converted at the average exchange rate of R14.46/US$ for the year ended 31 December 2019

[2] Remuneration paid in US dollars was converted at the average exchange rate of R14.46/US$ for the year ended 31 December 2019. The other (cash) benefit represents the contracted payout of benefits arising from the treatment of unvested share-based remuneration in respect of the Stillwater Mining Company share plan, which comprised shares granted in the form of time-based restricted stock unit awards and performance-based restricted stock unit awards. In accordance with the change of control provisions of the Stillwater Mining Company share plan, on the acquisition of Stillwater Mining Company by Sibanye-Stillwater all shares (i.e. time-based restricted stock unit awards and performance-based restricted stock unit awards) were converted to a cash settlement at US$18/share with phased payments. No further performance criteria were to be applied with settlement subject to the prescribed officer remaining in the employment of Sibanye-Stillwater at 31 December to qualify for the payment. The final tranche was payable at 31 December 2019

The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2019	2018
Tim Cumming	998	692	105	1,795	1,698
Savannah Danson	998	611	-	1,609	1,480
Barry Davison[1]	404	262	-	666	1,649
Harry Kenyon-Slaney[2]	1,103	596	-	1,699	-
Rick Menell	998	833	-	1,831	1,723
Sello Moloko	1,407	-	-	1,407	1,802
Nkosemntu Nika	998	611	-	1,609	1,435
Keith Rayner	998	784	99	1,881	1,723
Sue van der Merwe	998	611	-	1,609	1,491
Jerry Vilakazi	998	364	-	1,362	1,289
Vincent Maphai[3]	340	482	-	822	-
Total	10,240	5,846	204	16,290	14,290

[1] Resigned as a non-executive director on 28 May 2019

[2] Appointed as a non-executive director on 16 January 2019

[3] Appointed as a non-executive chairman of the board on 1 June 2019

The directors’ and prescribed officers’ share ownership at 31 December 2019 was[1]:

	Number of shares		%
	2019	2018	2019	2018
Executive directors
Neal Froneman[3]	4,858,723	4,555,954	0.18	0.20
Charl Keyter[3]	1,673,316	1,530,119	0.06	0.07
Non-executive directors			-
Tim Cumming[2]	242	106	-	-
Barry Davison[4]	-	1,567,710	-	0.07
Rick Menell[2]	108,625	108,625	-	-
Sello Moloko[4]	-	111,534	-	-
Keith Rayner[2]	68,992	68,992	-	-
Sue van der Merwe[2]	1,028	1,028	-	-
Total share ownership by directors	6,710,926	7,944,068
Prescribed officers
Chris Bateman[3]	32,747	32,747	-	-
Shadwick Bessit[3]	31,652	219,782	-	0.01
Hartley Dikgale[3]	184,311	114,744	0.01	0.01
Dawie Mostert[3]	38,975	50,743	-	-
Themba Nkosi[3]	796	19,107	-	-
Wayne Robinson[3]	73,292	39,321	-	-
Richard Stewart[3]	362,747	421,653	0.01	0.02
Robert van Niekerk[3]	257,732	271,537	0.01	0.01
Total	7,693,178	9,113,702

[1] Following the scheme of arrangement between Sibanye Gold Limited and Sibanye Stillwater Limited, effective 24 February 2020, the Directors’ shareholdings are in Sibanye Stillwater Limited. On the effective date of the scheme of arrangement, Sibanye Stillwater Limited owns 100% of the issued share capital of Sibanye Gold Limited

[2] Share ownership in Sibanye Stillwater Limited[1] at the date of this report is unchanged

[3] Share ownership in Sibanye Stillwater Limited[1] at the date of this report was:

•	Neal Froneman - 5,167,082 shares
•	Charl Keyter - 1,846,767 shares
•	Chris Bateman - 130,988 shares
•	Shadwick Bessit - 124,707 shares
•	Hartley Dikgale - 283,079 shares
•	Dawie Mostert – 27,118 shares
•	Themba Nkosi - 89,290 shares
•	Wayne Robinson - 184,333 shares
•	Richard Stewart - 495,303 shares
•	Robert van Niekerk - 501,057 shares

[4] Resigned during 2019

Reconciliation of the share-based payment obligations

Figures in million - SA rand	2019	2018	2017
Share-based payment on BEE transaction	1,367.6	149.7	399.5
Share-based payment	57.5	76.0	35.0
Balance at end of the year	1,425.1	225.7	434.5

Reconciliation of the share-based payment obligations
Balance at beginning of the year	225.7	434.5	481.7
Share-based payments expense	73.0	17.7	14.5
Fair value loss/(gain) on obligations[1]	1,217.9	(249.9)	171.5
Cash-settled share-based payments paid[2]	(90.9)	(21.7)	(433.6)
Share-based payment obligation on acquisition of subsidiary	-	45.1	200.4
Foreign currency translation	(0.6)	-	-
Balance at end of the year	1,425.1	225.7	434.5

Reconciliation of the non-current and current portion of the share-based payment obligation:
Share-based payment obligations	1,425.1	225.7	434.5
Current portion of share-based payment obligations	(82.1)	(56.8)	(12.3)
Non-current portion of share-based payment obligations	1,343.0	168.9	422.2

[1] The fair value adjustment at reporting date is included in loss on financial instruments in profit or loss and not as part of share-based payments expense

[2] Payments made during the year relates to vesting of shares to employees

Sibanye 2017 and 2013 Share Plan [Member]
SHARE-BASED PAYMENTS
Disclosure of information about key management personnel [text block]

	2018	Instruments granted	Equity-settled instruments exercised during the year			Instruments forfeited	2019
	Number of instruments	Number of instruments	Number of instruments	Average price	Share proceeds (rand)	Number of instruments	Number of instruments
Executive directors
Neal Froneman	7,765,494	3,302,443	552,074	22.40	12,368,821	868,300	9,647,563
Charl Keyter	3,891,588	1,460,066	267,654	22.51	6,026,128	394,554	4,689,446
Prescribed officers
Chris Bateman	2,377,917	1,831,070	232,973	24.32	5,666,514	-	3,976,014
Shadwick Bessit	1,713,797	613,949	160,409	21.74	3,487,293	238,480	1,928,857
Hartley Dikgale	1,734,599	735,088	130,027	22.52	2,927,623	183,696	2,155,964
Dawie Mostert	2,039,260	810,486	150,643	22.40	3,373,689	236,555	2,462,548
Themba Nkosi	1,605,157	749,968	115,670	24.02	2,778,700	76,259	2,163,196
Wayne Robinson	2,082,811	898,669	146,629	22.44	3,290,222	254,904	2,579,947
Richard Stewart	2,428,496	940,812	162,656	22.81	3,709,672	249,433	2,957,219
Robert van Niekerk	3,121,139	1,308,919	231,063	22.42	5,179,367	274,278	3,924,717

Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Summary of percentile on peer group

TSR element of performance conditions
Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Summary of return on capital employed
ROCE element of performance condition
Annual ROCE	% vesting
≤Ke	0.0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%

Summary of activity of other equity instruments

Performance				Bonus
shares				shares
2017	2018	2019	Number of instruments	2019	2018	2017
-	12,953,888	48,535,348	Outstanding at beginning of the year	3,269,210	-	-
			Movement during the year:
2,376,742	41,103,872	30,512,439	Granted during the year	3,994,507	5,977,437	-
10,933,066	-	-	Supplementary awards related to the SGL 2013 Plan	-	-	-
(105,449)	(1,457,586)	-	Exercised and released	(5,823,174)	(2,348,445)	-
(250,471)	(3,995,018)	(765,896)	Forfeited	(917,461)	(359,782)	-
-	(69,808)	(10,045,449)	Condition forfeited	2,059,407	-	-
12,953,888	48,535,348	68,236,442	Outstanding at end of the year	2,582,489	3,269,210	-

Sibanye 2013 Share Plan - Allocations From March 2016 Onwards [Member]
SHARE-BASED PAYMENTS
Inputs to the models for equity instruments granted during the year

Performance				Bonus
shares				shares
2017	2018	2019	MONTE CARLO SIMULATION	2019	2018	2017
53.96%	55.71%	54.82%	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	n/a	50.35%	53.96%
3	3	3	Expected term (years)	n/a	n/a	n/a
n/a	n/a	n/a	Expected term (months)	9 - 18	9 - 18	9 - 18
4.65%	3.64%	1.22%	Expected dividend yield	0%	2.14% / 2.30%	4.65%
7.40%	6.90%	7.19%	Weighted average three-year risk-free interest rate (based on SA interest rates)	7.06% / 7.07%	6.87% / 6.77%	7.24%
n/a	n/a	n/a	Marketability discount	n/a	n/a	1.27% / 0.50%
24.07	6.86	11.17	Weighted average fair value	15.58	11.43	24.84 / 24.14

Summary of activity of other equity instruments

Performance shares				Bonus shares
2017	2018	2019	Number of instruments	2019	2018	2017
10,610,779	19,379,386	15,215,982	Outstanding at beginning of the year	-	446,469	250,827
			Movement during the year:
12,851,131	-	-	Granted during the year	-	-	2,421,522
(2,616,050)	(2,523,162)	(467,017)	Exercised and released	-	(415,579)	(2,126,415)
(1,466,474)	(1,514,145)	(3,602,595)	Forfeited	-	(30,890)	(99,465)
-	(126,097)	11,090	Condition forfeited	-	-	-
19,379,386	15,215,982	11,157,460	Outstanding at end of the year	-	-	446,469